Impairment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Inventories, at net realisable value	$ 135,800	$ 203,700
Dolores mine [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	$ 99,064	$ 0
Weighted Average Capitalisation Rate Of Discount	6.00%
Dolores mine [member] | Revision of Prior Period, Adjustment [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Inventories, at net realisable value	$ 55,400